Cover	Mar. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 27, 2024, Gamida Cell Ltd. (the “Company”) filed a Current Report on Form 8-K reporting, among other things, (i) the entry into a Restructuring Support Agreement with Gamida Cell Inc. and certain funds managed by Highbridge Capital Management LLC and (ii) the Company’s filing of a voluntary proceeding for restructuring (the “Restructuring Proceeding”) in the District Court of Beersheba, Israel pursuant to Part 10 to the Israeli Restructuring and Financial Rehabilitation Law, 2018. On March 29, 2024, the Company filed the Amendment No. 1 on Form 8-K/A to file an English translation of certain of the filings in the Restructuring Proceeding with the Securities and Exchange Commission (the “SEC”). This Amendment No. 2 on Form 8-K/A is being filed by the Company in order to file certain appendices to the filings in the Restructuring Proceeding with the SEC.
Document Period End Date	Mar. 26, 2024
Entity File Number	001-38716
Entity Registrant Name	Gamida Cell Ltd.
Entity Central Index Key	0001600847
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	892-9080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	GMDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable